Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Total Intangible assets	¥ 25,955	¥ 25,955
Less: accumulated amortization	(10,341)	(10,341)
Impairment	¥ (15,614)	(15,614)
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill, Impairment Loss
Customer relationships
Intangible Assets
Total Intangible assets	¥ 3,300	3,300
Trade names
Intangible Assets
Total Intangible assets	4,822	4,822
Developed technology
Intangible Assets
Total Intangible assets	¥ 17,833	¥ 17,833